AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3:-	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2019				December 31, 2018
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Governmental debentures	$449	$1	$-	$450	$1,799	$-	$(2)	$1,797
Corporate debentures	30,928	79	(8)	30,999	37,808	6	(98)	37,716

	31,377	80	(8)	31,449	39,607	6	(100)	39,513
Available-for-sale - matures after one year through three years:
Governmental debentures	855	1	-	856	476	-	(4)	472
Corporate debentures	23,653	197	(7)	23,843	24,455	4	(253)	24,206

	24,508	198	(7)	24,699	24,931	4	(257)	24,678
Available-for-sale - matures after three years through five years:
Corporate debentures	4,806	58	-	4,864	101	-	(2)	99
	4,806	58	-	4,864	101	-	(2)	99
	$60,691	$336	$(15)	$61,012	$64,639	$10	$(359)	$64,290

As of December 31, 2019, the Company had no investments with a significant unrealized losses for more than 12 months.